Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of investments in equity method investees		¥ 2,327	¥ 2,421
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		46,982	33,283
Interest-earning deposits in other banks		46,936	45,267
Call loans and funds sold		1,049	1,169
Receivables under resale agreements		14,051	23,996
Receivables under securities borrowing transactions		3,199	3,444
Investment securities		3,930	4,166
Loans, net of allowance for credit losses	[1]	115,532	117,373
Other financial assets	[2]	7,194	8,494
Deposits, Non-interest-bearing		35,643	33,382
Deposits, Interest-bearing		182,750	170,574
Total deposits		218,393	203,956
Call money and funds purchased		3,797	3,669
Payables under repurchase agreements		26,448	31,850
Payables under securities lending transactions		842	1,017
Due to trust account and other short-term borrowings		14,916	19,057
Long-term debt		35,391	27,772
Other financial liabilities		6,880	7,139
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		46,982	33,283
Interest-earning deposits in other banks		46,936	45,267
Call loans and funds sold		1,049	1,169
Receivables under resale agreements		14,051	23,996
Receivables under securities borrowing transactions		3,199	3,444
Investment securities		3,972	4,178
Loans, net of allowance for credit losses	[1]	116,984	118,497
Other financial assets	[2]	7,194	8,494
Deposits, Non-interest-bearing		35,643	33,382
Deposits, Interest-bearing		182,789	170,631
Total deposits		218,432	204,013
Call money and funds purchased		3,797	3,669
Payables under repurchase agreements		26,448	31,850
Payables under securities lending transactions		842	1,017
Due to trust account and other short-term borrowings		14,916	19,057
Long-term debt		35,824	27,941
Other financial liabilities		6,880	7,139
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		46,982	33,283
Investment securities		1,127	1,134
Loans, net of allowance for credit losses	[1]	3	3
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		46,936	45,267
Call loans and funds sold		1,049	1,169
Receivables under resale agreements		14,051	23,996
Receivables under securities borrowing transactions		3,199	3,444
Investment securities		907	1,042
Loans, net of allowance for credit losses	[1]	265	259
Other financial assets	[2]	7,194	8,494
Deposits, Non-interest-bearing		35,643	33,382
Deposits, Interest-bearing		182,789	170,631
Total deposits		218,432	204,013
Call money and funds purchased		3,797	3,669
Payables under repurchase agreements		26,448	31,850
Payables under securities lending transactions		842	1,017
Due to trust account and other short-term borrowings		14,916	19,057
Long-term debt		35,824	27,941
Other financial liabilities		6,880	7,139
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		1,938	2,002
Loans, net of allowance for credit losses	[1]	¥ 116,716	¥ 118,235

[1]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
[2]	Excludes investments in equity method investees of ¥2,421 billion and ¥2,327 billion at March 31, 2020 and September 30, 2020, respectively.